Provisions, Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2024
Provisions, Trade and Other Payables
Schedule of trade and other Payables

EUR’000	2024	2023	2022
Trade and other payables:
Trade payables	11,577	8,399	3,979
Other payables	32,018	24,237	4,843
Total trade and other payables	43,595	32,636	8,822

Schedule of provisions

EUR’000	2024	2023	2022
Provisions at 1 January:	6,899	—	—
Acquisition of businesses	—	6,987	—
Utilised during the year	(4,570)	—	—
Reversed during the year	(1,576)	—	—
Exchange differences	88	(88)	—
Total provisions at 31 December	841	6,899	—
Current	841	2,086	—
Non-current	—	4,813	—